BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock iShares® Alternative Strategies V.I. Fund

BlackRock iShares® Dynamic Allocation V.I. Fund

BlackRock iShares® Dynamic Fixed Income V.I. Fund

BlackRock iShares® Equity Appreciation V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 28, 2017 to the Prospectus of each Fund, dated May 1, 2017, as supplemented to date

Effective immediately, the following changes are made to each Fund’s Prospectus:

The section of each Fund’s Prospectus entitled “For More Information — Funds and Service Providers —Accounting Services Provider” is deleted in its entirety and replaced with the following:

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

BNY Mellon Investment Servicing (US) Inc.*

301 Bellevue Parkway

Wilmington, Delaware 19809

*	For BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

The section of each Fund’s Prospectus entitled “For More Information — Funds and Service Providers —Custodians” is deleted in its entirety and replaced with the following:

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

The Bank of New York Mellon1

One Wall Street

New York, New York 10286

Brown Brothers Harriman & Co.2

40 Water Street

Boston, Massachusetts 02109

[1]	For BlackRock Global Opportunities V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

[2]	For BlackRock Global Allocation V.I. Fund and BlackRock International V.I. Fund.

Shareholders should retain this Supplement for future reference.

PRO-VAR-0717SUP2